Derivative Financial Instruments (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments (Textuals) [Abstract]
Purchase of interest rate caps and derivative financial instruments, notional value	$ 10,527,300,000
Interest rate caps sold, value	0
Additional Derivative Financial Instruments (Textuals) [Abstract]
Aggregate credit risk, net of collateral	15,200,000	17,400,000
Increase (decrease) to net interest income due to derivative adjustment	95,400,000	107,500,000	113,900,000
Interest Rate Cap [Member]
Derivative Financial Instruments (Textuals) [Abstract]
Purchase of interest rate caps and derivative financial instruments, notional value	0
Swap [Member]
Derivative Financial Instruments (Textuals) [Abstract]
Total derivative liabilities	400,000,000
Derivative used in trading activity [Member]
Derivative Financial Instruments (Textuals) [Abstract]
Net derivative asset (liability)	80,500,000	63,400,000
Derivative financial instruments used by Huntington on behalf of customers including offsetting derivatives, notional value	14,300,000,000	12,000,000,000
Credit risks from interest rate swaps used for trading purposes	160,400,000	296,100,000
Derivative used in Mortgage Banking Activities [Member]
Derivative Financial Instruments (Textuals) [Abstract]
Net derivative asset (liability)	6,792,000	11,752,000
Purchase of interest rate caps and derivative financial instruments, notional value	500,000,000	2,300,000,000
Total notional amount corresponds to trading assets, fair value	900,000
Total notional amount corresponds to trading liabilities, fair value	1,100,000
MSR hedging gains (losses)	(25,000,000)	31,300,000	42,100,000
Total derivative liabilities	$ 271,000	$ 2,191,000